Document and Entity Information	6 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Trading Symbol	CO
Entity Registrant Name	CHINA CORD BLOOD CORP
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS In Thousands	Sep. 30, 2011 USD ( $)	Sep. 30, 2011 CNY	Mar. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 99,670	635,698	611,387
Accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB11,850; September 30, 2011: RMB12,097)	12,722	81,144	77,402
Inventories	1,706	10,879	6,729
Prepaid expenses and other receivables	1,925	12,274	9,982
Trading securities	52	332
Amounts due from related parties	56	360
Income tax recoverable	624	3,979
Deferred tax assets	750	4,786	5,373
Total current assets	117,505	749,452	710,873
Property, plant and equipment, net	38,149	243,316	250,348
Non-current prepayments	1,356	8,649	5,752
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB28,106; September 30, 2011: RMB31,903)	39,776	253,689	240,952
Inventories	5,144	32,808	31,600
Intangible assets, net	20,712	132,102	134,412
Available-for-sale equity securities	1,675	10,681	52,733
Other investments	25,721	164,047	134,363
Deferred tax assets	539	3,438	2,565
Total assets	250,577	1,598,182	1,563,598
Current liabilities
Bank loan	7,056	45,000	45,000
Accounts payable	1,356	8,646	5,046
Accrued expenses and other payables	4,973	31,722	106,731
Deferred revenue	13,664	87,152	82,319
Amounts due to related parties			360
Income tax payable	1,367	8,719	11,156
Total current liabilities	28,416	181,239	250,612
Deferred revenue	36,669	233,872	162,668
Other non-current liabilities	6,952	44,337	30,036
Deferred tax liabilities	4,025	25,672	26,890
Total liabilities	76,062	485,120	470,206
Shareholders' equity
Ordinary shares - US $0.0001 par value, 250,000,000 shares authorized, 75,406,875 shares and 73,638,115 shares issued and outstanding as of March 31, 2011 and September 30, 2011, respectively	8	50	52
Additional paid-in capital	136,961	873,535	910,316
Accumulated other comprehensive loss	(4,861)	(31,003)	(18,580)
Retained earnings	37,983	242,264	178,993
Total shareholders' equity	170,091	1,084,846	1,070,781
Noncontrolling interests	4,424	28,216	22,611
Total equity	174,515	1,113,062	1,093,392
Total liabilities and equity	$ 250,577	1,598,182	1,563,598

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data	Sep. 30, 2011 USD ( $)	Sep. 30, 2011 CNY	Mar. 31, 2011 CNY
Accounts receivable, allowance for doubtful accounts		12,097	11,850
Non-current accounts receivable, allowance for doubtful accounts		31,903	28,106
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,638,115	73,638,115	75,406,875
Ordinary shares, shares outstanding	73,638,115	73,638,115	75,406,875

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ( $)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2011 USD ( $)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Revenues	$ 15,433	98,433	82,682	$ 29,145	185,891	154,378
Direct costs	(3,411)	(21,757)	(19,154)	(6,526)	(41,625)	(36,406)
Gross profit	12,022	76,676	63,528	22,619	144,266	117,972
Operating expenses
Research and development	(303)	(1,932)	(1,794)	(582)	(3,709)	(3,337)
Sales and marketing	(2,442)	(15,575)	(11,684)	(4,418)	(28,181)	(21,774)
General and administrative	(3,362)	(21,444)	(20,856)	(6,884)	(43,899)	(40,312)
Total operating expenses	(6,107)	(38,951)	(34,334)	(11,884)	(75,789)	(65,423)
Operating income	5,915	37,725	29,194	10,735	68,477	52,549
Other income/(expense), net
Interest income	519	3,312	1,587	1,011	6,451	4,038
Interest expense	(187)	(1,190)	(672)	(259)	(1,650)	(1,278)
Exchange gain/(loss)	(777)	(4,956)	827	(762)	(4,860)	590
Dividend income				1,132	7,217
Others	17	111	774	51	325	890
Total other income/(expense), net	(428)	(2,723)	2,516	1,173	7,483	4,240
Income before income tax	5,487	35,002	31,710	11,908	75,960	56,789
Income tax expense	(1,426)	(9,093)	(8,112)	(1,146)	(7,310)	(14,222)
Net income	4,061	25,909	23,598	10,762	68,650	42,567
Income attributable to noncontrolling interests	(417)	(2,660)	(1,616)	(843)	(5,379)	(2,998)
Net income attributable to shareholders	$ 3,644	23,249	21,982	$ 9,919	63,271	39,569
Attributable to ordinary shares
-Basic	$ 0.05	0.31	0.33	$ 0.13	0.85	0.59
-Diluted	$ 0.05	0.31	0.33	$ 0.13	0.85	0.58